EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
12. EARNINGS PER SHARE
Earnings per share is calculated utilizing net loss available to common stockholders of the Company from September 12, 2023 through December 31, 2023, divided by the weighted average number of shares of TKO Class A common stock outstanding during the same period. Diluted EPS is calculated by dividing the net loss available to common stockholders by the diluted weighted average shares outstanding during the same period.
The Company’s outstanding equity-based compensation awards under its equity-based compensation arrangements (see Note 13,
Equity-based Compensation
) were anti-dilutive during the period.
The following tables presents the computation of net loss per share and weighted average number of shares of the Company’s common stock outstanding for the period presented (dollars in thousands, except share and per share data):

Period From September 12 - December 31, 2023
Basic and diluted net loss per share
Numerator
Net loss attributable to TKO Group Holdings, Inc.	$(35,227)

Denominator
Weighted average Class A Common Shares outstanding - Basic	82,808,019

Basic and diluted net loss per share	$(0.43)

Securities that are anti-dilutive this period
Unvested RSUs	1,636,626
Unvested PSUs	327,403
TKO Class B Common Shares	89,616,891